Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	May 03, 2016 USD ($) shares
Significant Accounting Policies [Line Items]
Deferred offering costs expensed		$ 4.0
Deferred initial public offering costs		2.0
Number of operating segment | Segment	1
Advertising expenses	$ 7.7	12.2
Placement Agent Warrants [Member]
Significant Accounting Policies [Line Items]
Fair value of the warrant	$ 0.2	$ 0.0	$ 0.3
Series AB Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Number of preferred stock converted to common | shares			0.02982